Vanguard Market Liquidity Fund
Risk/Return
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Market Liquidity Fund Retail) Vanguard Market Liquidity Fund (USD $)	Vanguard Market Liquidity Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Market Liquidity Fund Retail) Vanguard Market Liquidity Fund	Vanguard Market Liquidity Fund - Investor Shares
Management Expenses	0.005%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.005%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Market Liquidity Fund Retail) Vanguard Market Liquidity Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Market Liquidity Fund - Investor Shares	1	2	3	6

Primary Investment Policies

The Fund invests in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, Eurodollar and Yankee obligations, and other money market securities. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Primary Risks

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund invests more than 25% of its assets in securities issued by companies in the financial services industry, the Fund's performance depends to a greater extent on the overall condition of that industry.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a comparative benchmark, which has investment characteristics similar to those of the Fund. Returns for the Institutional Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Market Liquidity Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.10%

During the periods shown in the bar chart, the highest return for a calendar quarter was 1.36% (quarter ended December 31, 2006 ), and the lowest return for a quarter was 0.03% (quarter ended December 31, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Market Liquidity Fund Retail) Vanguard Market Liquidity Fund	One Year	Five Years	Since Inception
Vanguard Market Liquidity Fund - Investor Shares	0.16%	1.75%	2.42%
Vanguard Market Liquidity Fund - Investor Shares Institutional Money Market Funds Average	0.02%	1.57%	2.14%

Vanguard Municipal Cash Management Fund
Risk/Return
Investment Objective
The Fund seeks to provide current income that is exempt from federal personal income taxes, while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Municipal Cash Management Fund Retail) Vanguard Municipal Cash Management Fund (USD $)	Vanguard Municipal Cash Management Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Municipal Cash Management Fund Retail) Vanguard Municipal Cash Management Fund	Vanguard Municipal Cash Management Fund - Investor Shares
Management Expenses	0.01%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.01%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Municipal Cash Management Fund Retail) Vanguard Municipal Cash Management Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Municipal Cash Management Fund - Investor Shares	1	3	6	13

Primary Investment Policies

The Fund invests in a variety of high-quality, short-term municipal securities. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by Vanguard to be of quality equivalent to securities in the two highest credit-quality categories. The Fund invests in securities with effective maturities of 397 days or less, and maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. As a matter of fundamental policy, the Fund will invest at least 80% of its assets in tax-exempt municipal bonds (including securities that may be subject to alternative minimum tax) under normal market conditions.

Primary Risks

The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund's performance:

Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Because the Fund's income is based on short-term interest rates-which can fluctuate significantly over short periods-income risk is expected to be high.

Credit risk, which is the chance that the issuer of a security will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a comparative benchmark, which has investment characteristics similar to those of the Fund. Returns for the Tax-Exempt Money Market Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns - Vanguard Municipal Cash Management Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2012 was 0.11%

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.94% (quarter ended June 30, 2007 ), and the lowest return for a quarter was 0.03% (quarter ended December 31, 2011 ).

Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns (Vanguard Municipal Cash Management Fund Retail) Vanguard Municipal Cash Management Fund	One Year	Five Years	Since Inception
Vanguard Municipal Cash Management Fund - Investor Shares	0.15%	1.29%	1.75%
Vanguard Municipal Cash Management Fund - Investor Shares Tax-Exempt Money Market Funds Average	none	0.95%	1.28%